GATEWAY INTERNATIONAL FUND

Supplement dated September 13, 2013 to the Gateway International Fund Prospectus and Summary Prospectus, each dated April 1, 2013 as may be revised and supplemented from time to time:

Effective October 15, 2013, the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the summary prospectus and within the section "More Information About the Funds" in the prospectus is amended and restated as follows as it relates to the Fund:

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks of non- U.S. companies, while also selling call options and buying put options on one or more non-U.S. equity indices, including options on exchange-traded funds ("ETFs") that seek to replicate the performance of such indices. The combination of the diversified stock portfolio, the cash flow from the sale of call options and the downside protection of put options, which can protect the Fund from a significant market decline that may occur over a short period of time, is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. The Fund may transact in options listed on established exchanges or may enter into privately negotiated over-the-counter ("OTC") option contracts with counterparties that the Adviser believes to be creditworthy.

The Fund typically invests in common stocks of non-U.S. companies with small, medium or large market capitalizations. Ordinarily, the Fund invests in the securities of developed markets outside of the U.S., including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland. However, there are no geographic limits on the Fund's non-U.S. investments. The Fund typically sells call options and buys put options on market indices or index-tracking ETFs that represent a significant portion of the capitalization in international developed equity markets. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 150 to 250 stocks, designed to support the Fund's option based risk management strategy as efficiently as possible while providing equity exposure. The Adviser uses a multi-factor quantitative model when deciding which securities to buy or sell, constructing a stock portfolio that corresponds to the markets underlying each of the indices or index-tracking ETFs on which the Fund writes call options and buys put options. The model evaluates the broad range of equity securities in each of the markets to construct a portfolio of equities that meets criteria and constraints established by the Adviser. Generally, the Adviser seeks to minimize the difference between the performance of the stock portfolio and that of the corresponding index or indices underlying the Fund's option strategy while also considering other factors, such as predicted dividend yield. The Adviser monitors these differences and the other factors, and decides to purchase and sell stocks, as needed, in order to rebalance and adjust the stock portfolio from time to time. The Adviser expects the Fund's stock portfolio to generally represent the broad international developed equity market.

Writing Call Options

The Fund continuously writes call options, typically on broad-based securities market indices or on index-tracking ETFs, on the full value of its broadly diversified stock portfolio. As the seller of the call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the relevant index or underlying ETF over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser of index options the difference between the value of the index and the exercise price of the option. For options on ETFs, the Fund delivers to the purchaser the required number of shares of the ETF. The premium, the exercise price and the value of the index or ETF determine the gain or loss realized by the Fund as the seller of the call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Purchasing Put Options

The Fund may buy put options, typically on broad-based securities market indices or options on index-tracking ETFs, in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of a put option generally increases as stock prices (and the value of the index or ETF) decrease and decreases as those stocks (and the index or ETF) increase in price. Under normal market conditions, the Fund will not spend at any time more than 5% of its assets to purchase put options.

Effective October 15, 2013, the "Credit/Counterparty Risk" and "Correlation Risk" and "Options Risk" disclosure in the sub-section "Principal Risks" within the section "Investments, Risks and Performance" in the summary prospectus is revised as follows as it relates to the Fund:

Credit/Counterparty Risk: Credit risk is the risk that the counterparty to a derivatives or other transaction will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its OTC option contracts. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC contracts, such as OTC options. As a result, when the Fund enters into OTC option contracts, the Fund will be subject to the risk that its counterparties will not perform their obligations under the contracts and that the Fund will sustain losses or be unable to realize gains.

Correlation Risk: The effectiveness of the Fund's option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the indices underlying its option positions.

Options Risk: The Fund may transact in index options and options on index-tracking ETFs traded on established exchanges or may transact in previously negotiated OTC option contracts with counterparties that the Adviser believes to be creditworthy. OTC options pose risks not associated with exchange traded options because with OTC options there are no exchanges on which to close out open positions, no standardization of contracts, no assurances that counterparties will remain creditworthy or solvent and no assurances that there will be a liquid and/or maintained market for an OTC option.

In addition, the value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying index or index-tracking ETF. Writing call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option-based risk management strategy, and for these and other reasons the Fund's strategy may not reduce the Fund's volatility to the extent desired.